NAVIGATOR TACTICAL FIXED INCOME FUND

Class A	Ticker: NTBAX
Class C	Ticker: NTBCX
Class I	Ticker: NTBIX

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND

Class I	Ticker: NTIIX

NAVIGATOR TACTICAL U.S. ALLOCATION FUND

Class I	Ticker: NTAIX

NAVIGATOR ULTRA SHORT BOND FUND

Class A	Ticker: NUSAX
Class I	Ticker: NUSIX

(each a series of Northern Lights Fund Trust)

Supplement dated March 15, 2024 to the Prospectus and Statement of Additional Information dated February 28, 2024

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Effective March 15, 2024, Jon Fiebach will no longer serve as a portfolio manager for the Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond Fund, Navigator Ultra Short Bond Fund and Navigator Tactical U.S. Allocation Fund.

Also, effective March 15, 2024, please be advised that Kevin Bellis has been added as a portfolio manager for the Navigator Ultra Short Bond Fund.

Accordingly, the following has been added to the summary version of the Navigator Ultra Short Bond Fund’s prospectus in the section entitled “Portfolio Managers”:

Kevin Bellis, CFA, is a Portfolio Manager and member of the Adviser’s investment committee. He has served the Fund as its Portfolio Manager since March 2024.

Additionally, the disclosure for Mr. Bellis on page 45 of the Prospectus is hereby revised as follows:

Kevin Bellis, CFA

Portfolio Manager of the Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond Fund, Navigator Tactical U.S. Allocation Fund and Navigator Ultra Short Bond Fund

Mr. Bellis is a Portfolio Manager on Clark Capital’s Cross Asset Management Team and is responsible for managing the Navigator®  mutual funds. Mr. Bellis joined the adviser in 2014 and has over 10 years of industry experience across fixed income, equity, and derivatives.

He comes to Clark Capital from Main Point Advisors, where he most recently served as a Portfolio Manager. He is a graduate of Penn State University with a degree in Finance and holds the CFA® designation.

Statement of Additional Information

As of March 15, 2024, Mr. Bellis did not own any shares of the Navigator Ultra Short Bond Fund.

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information, dated February 28, 2024. This supplement should be read in conjunction with the Prospectuses and Statements of Additional Information and should be retained for future reference.